Financial instruments - Significant unobservable Inputs (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	£ 63,273
End of period	566,598
Level 3 | Unlisted equity securities
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	0
Acquisitions	3,349
Loss recognised in other comprehensive income	(109)
Disposal	(1,095)
End of period	£ 2,145